Value Line Select Growth Fund, Inc.
Schedule of Investments (unaudited)
September 30, 2022

Shares		Value
COMMON STOCKS 99.5%
CONSUMER STAPLES 5.0%
	RETAIL 5.0%
35,300	Costco Wholesale Corp.	$ 16,671,131
FINANCIALS 13.1%
	COMMERCIAL SERVICES 5.7%
62,773	S&P Global, Inc.	19,167,735
	DIVERSIFIED FINANCIALS 3.2%
116,889	Intercontinental Exchange, Inc.	10,560,921
	INSURANCE 4.2%
12,000	Aon PLC Class A	3,214,440
73,800	Marsh & McLennan Cos., Inc.	11,017,602
		14,232,042
		43,960,698
HEALTHCARE 18.2%
	ELECTRONICS 0.6%
1,700	Mettler-Toledo International, Inc.(1)	1,843,004
	HEALTHCARE PRODUCTS 17.6%
102,800	Danaher Corp.	26,552,212
24,400	IDEXX Laboratories, Inc.(1)	7,949,520
13,000	Stryker Corp.	2,633,020
43,000	Thermo Fisher Scientific, Inc.	21,809,170
		58,943,922
		60,786,926
INDUSTRIALS 23.2%
	AEROSPACE/DEFENSE 3.5%
22,400	TransDigm Group, Inc.(1)	11,755,968
	COMMERCIAL SERVICES 6.6%
57,177	Cintas Corp.	22,195,540
	ENVIRONMENTAL CONTROL 5.4%
81,800	Republic Services, Inc.	11,128,072
51,700	Waste Connections, Inc.	6,986,221
		18,114,293
	SOFTWARE 3.5%
32,069	Roper Technologies, Inc.	11,533,295
	TRANSPORTATION 4.2%
72,800	Union Pacific Corp.	14,182,896
		77,781,992
INFORMATION TECHNOLOGY 38.3%
	AEROSPACE/DEFENSE 3.5%
34,800	Teledyne Technologies, Inc.(1)	11,743,956
	COMPUTERS 6.9%
89,200	Accenture PLC Class A	22,951,160
	DIVERSIFIED FINANCIALS 4.2%
49,900	MasterCard, Inc. Class A	14,188,566
	SOFTWARE 23.7%
18,000	Adobe, Inc.(1)	4,953,600
12,400	ANSYS, Inc.(1)	2,749,080
72,000	Cadence Design Systems, Inc.(1)	11,766,960
42,600	Fidelity National Information Services, Inc.	3,219,282
140,800	Fiserv, Inc.(1)	13,174,656
34,700	Intuit, Inc.	13,440,004
Shares		Value
COMMON STOCKS 99.5% (continued)
INFORMATION TECHNOLOGY 38.3% (continued)
	SOFTWARE 23.7% (continued)
90,400	Salesforce, Inc.(1)	$ 13,003,136
28,639	ServiceNow, Inc.(1)	10,814,373
20,800	Synopsys, Inc.(1)	6,354,608
		79,475,699
		128,359,381
MATERIALS 1.7%
	CHEMICALS 1.7%
38,800	Ecolab, Inc.	5,603,496
TOTAL COMMON STOCKS (Cost $193,901,948)		333,163,624
SHORT-TERM INVESTMENTS 0.6%
	MONEY MARKET FUNDS 0.6%
2,140,192	State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.94%(2)	2,140,192
TOTAL SHORT-TERM INVESTMENTS (Cost $2,140,192)		2,140,192
TOTAL INVESTMENTS IN SECURITIES 100.1% (Cost $196,042,140)		$335,303,816
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (0.1)%		(326,905)
NET ASSETS(3) 100.0%		$334,976,911

(1)	Non-income producing.
(2)	Rate reflects 7 day yield as of September 30, 2022.
(3)
For federal income tax purposes, the aggregate cost was
$196,042,140, aggregate gross unrealized appreciation
was $149,150,283, aggregate gross unrealized
depreciation was $9,888,607 and the net unrealized
appreciation was $139,261,676.

Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices are in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in the markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2022:
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$333,163,624	$—	$—	$333,163,624
Short-Term Investments	2,140,192	—	—	2,140,192
Total Investments in Securities	$335,303,816	$—	$—	$335,303,816

*	See Schedule of Investments for further breakdown by category.
An investments asset or liability level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.
During the period ended September 30, 2022, there were no Level 3 investments.